Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying value of goodwill are as follows:

	December 31, 2014	Other	Impairments	June 30, 2015
Goodwill, gross	$17,753,907	$-	$-	$17,753,907
Foreign currency translation	-	229	-	229
Accumulated impairment loss	-	-	(17,754,136)	(17,754,136)
Total Goodwill, net	$17,753,907	$229	$(17,754,136)	$-

Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible assets as of June 30, 2015 and December 31, 2014 consist of the following:

		Non-
	Bad Debt	Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2014	$606,374	$1,824,021	$161,646,336	$164,076,731
Foreign currency translation	124	(243)	(1,998)	(2,117)
Balance as of December 31, 2014	606,498	1,823,778	161,644,338	164,074,614
Foreign currency translation	157	471	41,704	42,332

Balance as of June 30, 2015	606,655	1,824,249	161,686,042	164,116,946

Accumulated amortization
Balance as of January 1, 2014	320,842	325,156	25,093,788	25,739,786
Amortization expense	127,282	176,281	16,061,471	16,365,034
Foreign currency translation	(55)	108	1,093	1,146
Balance as of December 31, 2014	448,069	501,545	41,156,352	42,105,966
Amortization expense	63,648	88,150	8,031,563	8,183,361
Foreign currency translation	133	150	12,588	12,871

Balance as of June 30, 2015	511,850	589,845	49,200,503	50,302,198
Total amortized intangible assets	$94,805	$1,234,404	$112,485,539	$113,814,748

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2015 (6 months)	$8,183,361
2016	16,270,559
2017	16,239,427
2018	16,239,427
2019	16,239,427
Thereafter	40,642,547
$113,814,748